APRIL 27, 2026
SUPPLEMENT TO THE FOLLOWING PROSPECTUSES:
THE HARTFORD BALANCED INCOME FUND SUMMARY PROSPECTUS
DATED FEBRUARY 27, 2026
HARTFORD MULTI-STRATEGY FUNDS PROSPECTUS
DATED FEBRUARY 27, 2026
This Supplement contains new and additional information regarding The Hartford Balanced Income Fund and should be read in connection with your Summary Prospectus and Statutory Prospectus.
(1) Adam H. Illfelder, CFA announced his plans to withdraw from the partnership of Wellington Management Company LLP’s parent company to pursue an opportunity outside of the asset management industry. Effective December 31, 2026, Mr. Illfelder will no longer serve as a portfolio manager for The Hartford Balanced Income Fund. Scott I. St. John, CFA, Matthew C. Hand, CFA, and Noah C. Atlas, CFA will remain as portfolio managers for The Hartford Balanced Income Fund. Accordingly, effective immediately, under the headings “Management” in the above referenced Summary Prospectus and “The Hartford Balanced Income Fund Summary Section - Management” in the above referenced Statutory Prospectus, the portfolio manager table is deleted in its entirety and replaced with the following:
Portfolio Manager	Title	Involved with Fund Since
Scott I. St. John, CFA	Senior Managing Director and Fixed Income Portfolio Manager	2006
Matthew C. Hand, CFA	Senior Managing Director and Equity Portfolio Manager	2006
Adam H. Illfelder, CFA*	Senior Managing Director and Equity Portfolio Manager	2008
Noah C. Atlas, CFA	Managing Director and Fixed Income Portfolio Manager	July 2025
*
Adam H. Illfelder, CFA announced his plans to withdraw from the partnership of Wellington Management’s parent company to pursue an opportunity outside of the asset management industry. Effective December 31, 2026, Mr. Illfelder will no longer serve as a portfolio manager for the Fund. Mr. Illfelder’s portfolio management responsibilities for the Fund will transition to Matthew C. Hand, CFA in the months leading up to his departure.
(2) Under the heading “The Investment Manager and Sub-Advisers –  Portfolio Managers –  Balanced Income Fund” in the above referenced Statutory Prospectus, effective immediately, the following information is added:
Effective December 31, 2026, Mr. Illfelder will no longer serve as a portfolio manager for the Fund.
This Supplement should be retained with your Summary Prospectus and Statutory Prospectus for future reference.
HV-7776
April 2026